BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule of Bank Borrowings (Details) € in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Short-term		$ 31,980,868	$ 7,173,571
Long-term, current portion		0	28,583,380
Subtotal		31,980,868	35,756,951
Bond payable	€ 7.4	9,000,000	2,503,621
Long-term		0	3,367,061
Total borrowings from bank and other third parties		$ 41,015,559	$ 41,627,633